Employee Benefits - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Pensions And Benefit Restoration Plans [Member]	Dec. 31, 2010 Pensions And Benefit Restoration Plans [Member]	Dec. 31, 2011 Postretirement Benefit Plan	Dec. 31, 2012 Postretirement Benefit Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total contribution expected to be paid for pension or postretirement benefit plan						$ 7,400,000
Number Of Employees Eligible For The Retirement Program	958
Retirement Program Benefit	one-year of their current base pay rate
Retired Employees for Voluntary Retirement Program	369
Defined Benefit Plan Pension And Restoration Plans Interest In Net Assets Of The Master Trust	91.00%	88.40%
Defined Benefit Plans, General Information			BPPR’s non-contributory, defined benefit retirement plan is currently closed to new hires and to employees who at December 31, 2005 were under 30 years of age or were credited with less than 10 years of benefit service. Effective May 1, 2009, the accrual of the benefits under the BPPR retirement plan (the “P.R. Plans”) were frozen to all participants. Pursuant to the amendment, the retirement plan participants will not receive any additional credit for compensation earned and service performed after April 30, 2009 for purposes of calculating benefits under the retirement plan. The retirement plan’s benefit formula is based on a percentage of average final compensation and years of service. Normal retirement age under the retirement plans is age 65 with 5 years of service. Pension costs are funded in accordance with minimum funding standards under the Employee Retirement Income Security Act of 1974 (“ERISA”). Benefits under the BPPR retirement plan are subject to the U.S. Internal Revenue Code limits on compensation and benefits. Benefits under restoration plans restore benefits to selected employees that are limited under the retirement plan due to U.S. Internal Revenue Code limits and a compensation definition that excludes amounts deferred pursuant to nonqualified arrangements. The freeze applied to the restoration plan as well.		In addition to providing pension benefits, BPPR provides certain health care benefits for certain retired employees. Regular employees of BPPR, hired before February 1, 2000, may become eligible for health care benefits, provided they reach retirement age while working for BPPR. Certain employees who elected to retire as of February 1, 2012 under the voluntary retirement program were also eligible to receive postretirement health care benefits. During 2010, the Corporation amended the postretirement benefits as a result of the EVERTEC sale described in Note 25 to the consolidated financial statements. As a result of such amendment, the EVERTEC employees may become eligible for health care benefits provided they reach retirement age while working with the acquiring institution.
Fair Value Level 1 To Level 2 Transfers Amount			0	0
Fair Value Level 2 To Level 1 Transfers Amount			0	0
Defined Benefit Plan, Transfers Between Measurement Levels			$ 0	$ 0